Schedule of Investments (unaudited)	iShares® iBonds® Dec 2026 Term Corporate ETF
January 31, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Corporate Bonds & Notes

Advertising — 0.3%
Omnicom Group Inc./Omnicom Capital Inc., 3.60%, 04/15/26 (Call 01/15/26)	$4,571	$4,429,208

Aerospace & Defense — 2.0%
Boeing Co. (The)
2.20%, 02/04/26 (Call 02/04/23)	11,990	11,070,967
2.25%, 06/15/26 (Call 03/15/26)	1,735	1,591,758
2.75%, 02/01/26 (Call 01/01/26)	4,748	4,476,794
3.10%, 05/01/26 (Call 03/01/26)	2,171	2,065,468
General Dynamics Corp.
1.15%, 06/01/26 (Call 05/01/26)(a)	1,578	1,425,834
2.13%, 08/15/26 (Call 05/15/26)	1,540	1,434,510
L3Harris Technologies Inc., 3.85%, 12/15/26
(Call 09/15/26)(a)	2,065	2,009,575
Lockheed Martin Corp., 3.55%, 01/15/26 (Call 10/15/25)	3,551	3,491,272
Raytheon Technologies Corp., 2.65%, 11/01/26
(Call 08/01/26)	2,074	1,951,696
		29,517,874
Agriculture — 1.5%
Altria Group Inc.
2.63%, 09/16/26 (Call 06/16/26)(a)	1,276	1,191,631
4.40%, 02/14/26 (Call 12/14/25)	3,750	3,733,912
Archer-Daniels-Midland Co., 2.50%, 08/11/26
(Call 05/11/26)	3,166	2,986,140
BAT Capital Corp., 3.22%, 09/06/26 (Call 07/06/26)(a)	2,891	2,725,230
BAT International Finance PLC, 1.67%, 03/25/26
(Call 02/25/26)	4,838	4,366,972
Bunge Ltd. Finance Corp., 3.25%, 08/15/26
(Call 05/15/26)(a)	2,350	2,229,563
Philip Morris International Inc.
0.88%, 05/01/26 (Call 04/01/26)	2,405	2,145,645
2.75%, 02/25/26 (Call 11/25/25)	2,750	2,616,377
		21,995,470
Airlines — 0.3%
Southwest Airlines Co., 3.00%, 11/15/26 (Call 08/15/26)(a)	1,341	1,255,551
United Airlines Pass Through Trust
Series 2014-1, Class A, 4.00%, 10/11/27	241	223,917
Series 2014-2, Class A, 3.75%, 03/03/28	1,423	1,311,436
Series 2020-1, Class B, 4.88%, 07/15/27(a)	1,128	1,093,354
		3,884,258
Apparel — 0.2%
NIKE Inc., 2.38%, 11/01/26 (Call 08/01/26)	3,217	3,021,149

Auto Manufacturers — 1.7%
American Honda Finance Corp.
1.30%, 09/09/26	2,683	2,405,739
2.30%, 09/09/26	1,739	1,614,818
4.75%, 01/12/26	200	201,680
General Motors Financial Co. Inc.
1.25%, 01/08/26 (Call 12/08/25)	4,480	4,014,887
1.50%, 06/10/26 (Call 05/10/26)	3,703	3,291,597
4.00%, 10/06/26 (Call 07/06/26)	2,185	2,105,990
5.25%, 03/01/26 (Call 12/01/25)(a)	3,580	3,582,613
PACCAR Financial Corp., 1.10%, 05/11/26(a)	1,103	994,586
Toyota Motor Corp., 1.34%, 03/25/26 (Call 02/25/26)	3,297	3,000,929
Toyota Motor Credit Corp.
0.80%, 01/09/26	1,874	1,695,558
1.13%, 06/18/26	2,774	2,488,528
		25,396,925

Security	Par (000)	Value

Banks — 25.0%
Banco Santander SA, 1.85%, 03/25/26	$5,212	$4,694,448
Bank of America Corp.
3.50%, 04/19/26(a)	7,857	7,647,532
4.25%, 10/22/26	6,396	6,277,034
4.45%, 03/03/26	6,484	6,426,681
6.22%, 09/15/26(a)	1,145	1,203,739
Bank of Montreal, 1.25%, 09/15/26	4,980	4,422,439
Bank of New York Mellon Corp. (The)
0.75%, 01/28/26 (Call 12/28/25)	1,789	1,615,109
1.05%, 10/15/26 (Call 09/15/26)	2,272	2,006,312
2.45%, 08/17/26 (Call 05/17/26)	2,675	2,500,109
2.80%, 05/04/26 (Call 02/04/26)	2,550	2,424,107
Bank of Nova Scotia (The)
1.05%, 03/02/26	3,331	2,982,877
1.30%, 09/15/26	2,845	2,523,572
1.35%, 06/24/26	2,475	2,215,026
2.70%, 08/03/26	3,657	3,426,499
Barclays PLC
4.38%, 01/12/26	7,718	7,581,469
5.20%, 05/12/26	5,782	5,755,981
BPCE SA, 3.38%, 12/02/26(a)	2,314	2,209,477
Canadian Imperial Bank of Commerce, 1.25%, 06/22/26	3,190	2,852,817
Citigroup Inc.
3.20%, 10/21/26 (Call 07/21/26)	9,325	8,833,386
3.40%, 05/01/26	5,894	5,675,627
3.70%, 01/12/26	5,911	5,776,820
4.30%, 11/20/26	3,077	3,025,430
4.60%, 03/09/26	4,553	4,525,591
Citizens Bank NA/Providence RI, 3.75%, 02/18/26
(Call 11/18/25)	1,687	1,634,129
Citizens Financial Group Inc., 2.85%, 07/27/26
(Call 04/25/26)(a)	2,032	1,906,016
Cooperatieve Rabobank UA, 3.75%, 07/21/26	4,365	4,173,333
CreditSuisseAG/NewYorkNY,1.25%,08/07/26	4,940	4,150,588
Credit Suisse Group AG, 4.55%, 04/17/26	5,856	5,403,507
Deutsche Bank AG, 4.10%, 01/13/26(a)	1,262	1,236,331
Deutsche Bank AG/New York NY
1.69%, 03/19/26(a)	3,515	3,214,538
4.10%, 01/13/26(a)	1,015	980,926
Discover Bank
3.45%,07/27/26(Call04/27/26)	3,119	2,960,898
4.25%, 03/13/26	1,125	1,092,735
Fifth Third Bank NA, 3.85%, 03/15/26 (Call 02/15/26)	3,008	2,904,254
Goldman Sachs Group Inc. (The)
3.50%, 11/16/26 (Call 11/16/25)(a)	9,001	8,644,020
3.75%, 02/25/26 (Call 11/25/25)(a)	5,816	5,681,011
HSBC Holdings PLC
3.90%, 05/25/26	7,755	7,488,383
4.30%, 03/08/26	9,323	9,136,540
4.38%, 11/23/26	4,444	4,375,785
JPMorgan Chase & Co.
2.95%, 10/01/26 (Call 07/01/26)	7,517	7,159,867
3.20%, 06/15/26 (Call 03/15/26)	4,789	4,594,088
3.30%, 04/01/26 (Call 01/01/26)(a)	7,075	6,829,002
4.13%, 12/15/26	5,735	5,679,485
7.63%, 10/15/26	3,157	3,486,938
KeyBank NA/Cleveland OH, 3.40%, 05/20/26	1,745	1,659,076
Lloyds Banking Group PLC, 4.65%, 03/24/26	4,889	4,816,985
Manufacturers & Traders Trust Co., 4.65%, 01/27/26	1,000	998,500

Schedule of Investments (unaudited) (continued)	iShares® iBonds® Dec 2026 Term Corporate ETF
January 31, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
Mitsubishi UFJ Financial Group Inc.
2.76%, 09/13/26	$3,278	$3,048,835
3.85%, 03/01/26	7,435	7,197,080
Mizuho Financial Group Inc., 2.84%, 09/13/26(a)	3,422	3,174,247
Morgan Stanley
3.13%, 07/27/26	8,997	8,530,146
3.88%, 01/27/26	8,940	8,734,022
4.35%, 09/08/26	6,470	6,356,775
6.25%, 08/09/26	2,523	2,651,395
National Australia Bank Ltd., 4.97%, 01/12/26	400	404,824
National Australia Bank Ltd./New York
2.50%, 07/12/26(a)	3,815	3,559,014
3.38%, 01/14/26	2,712	2,625,975
NatWest Group PLC, 4.80%, 04/05/26(a)	5,246	5,230,839
PNC Financial Services Group Inc. (The)
1.15%, 08/13/26 (Call 07/13/26)(a)	2,786	2,483,329
2.60%, 07/23/26 (Call 05/24/26)	3,411	3,206,681
Royal Bank of Canada
0.88%, 01/20/26	3,895	3,503,241
1.15%, 07/14/26	2,200	1,969,022
1.20%, 04/27/26	5,065	4,566,705
1.40%, 11/02/26	2,855	2,541,178
4.65%, 01/27/26	4,764	4,733,939
4.88%, 01/12/26	250	251,405
Santander Holdings USA Inc., 3.24%, 10/05/26
(Call 08/05/26)	3,330	3,131,832
State Street Corp., 2.65%, 05/19/26	3,886	3,696,480
Sumitomo Mitsui Financial Group Inc.
0.95%, 01/12/26	2,779	2,482,064
1.40%, 09/17/26(a)	6,062	5,357,838
2.63%, 07/14/26	6,760	6,278,215
3.01%, 10/19/26	4,107	3,871,587
3.78%, 03/09/26(a)	4,543	4,426,699
5.46%, 01/13/26	1,515	1,538,907
SVB Financial Group, 1.80%, 10/28/26 (Call 09/28/26)	2,505	2,216,900
Toronto-Dominion Bank (The)
0.75%, 01/06/26	4,367	3,911,304
1.20%, 06/03/26	4,155	3,709,044
1.25%, 09/10/26	4,433	3,937,745
5.10%, 01/09/26	260	263,409
Truist Bank
3.30%, 05/15/26 (Call 04/15/26)	2,834	2,702,191
3.80%, 10/30/26 (Call 09/30/26)	2,623	2,532,769
U.S. Bancorp.
3.10%, 04/27/26 (Call 03/27/26)	3,559	3,412,974
Series V, 2.38%, 07/22/26 (Call 06/22/26)	4,740	4,445,077
Wachovia Corp., 7.57%, 08/01/26(b)	655	709,693
Wells Fargo & Co.
3.00%, 04/22/26	10,688	10,149,111
3.00%, 10/23/26	10,467	9,874,673
4.10%, 06/03/26(a)	6,946	6,835,489
Westpac Banking Corp.
1.15%, 06/03/26	3,180	2,846,736
2.70%, 08/19/26	3,737	3,516,517
2.85%, 05/13/26	5,855	5,549,369
		368,974,292
Beverages — 1.6%
Anheuser-Busch Companies LLC/Anheuser-Busch InBev Worldwide Inc., 3.65%, 02/01/26 (Call 11/01/25)	10,107	9,876,965
Constellation Brands Inc., 3.70%, 12/06/26 (Call 09/06/26)	2,162	2,091,757
Security	Par (000)	Value

Beverages (continued)
Keurig Dr Pepper Inc., 2.55%, 09/15/26 (Call 06/15/26)(a)	$1,137	$1,060,775
Molson Coors Beverage Co., 3.00%, 07/15/26
(Call 04/15/26)	6,281	5,932,153
PepsiCo Inc.
2.38%, 10/06/26 (Call 07/06/26)	2,908	2,746,228
2.85%, 02/24/26 (Call 11/24/25)	2,346	2,249,251
		23,957,129
Biotechnology — 0.9%
Amgen Inc., 2.60%, 08/19/26 (Call 05/19/26)	4,372	4,110,292
Gilead Sciences Inc., 3.65%, 03/01/26 (Call 12/01/25)	8,751	8,530,125
		12,640,417
Building Materials — 0.3%
Johnson Controls International PLC, 3.90%, 02/14/26
(Call 11/14/25)	2,017	1,979,827
Owens Corning, 3.40%, 08/15/26 (Call 05/15/26)	1,857	1,754,976
		3,734,803
Chemicals — 0.9%
Celanese U.S. Holdings LLC, 1.40%, 08/05/26
(Call 07/05/26)	1,605	1,381,311
Ecolab Inc., 2.70%, 11/01/26 (Call 08/01/26)	1,989	1,877,238
FMC Corp., 3.20%, 10/01/26 (Call 08/01/26)(a)	1,652	1,569,565
Linde Inc./CT, 3.20%, 01/30/26 (Call 10/30/25)	1,871	1,829,932
Nutrien Ltd., 4.00%, 12/15/26 (Call 09/15/26)(a)	1,481	1,462,413
PPG Industries Inc., 1.20%, 03/15/26 (Call 02/15/26)	1,140	1,026,479
Sherwin-Williams Co. (The), 3.95%, 01/15/26
(Call 10/15/25)	1,015	1,000,100
Westlake Corp., 3.60%, 08/15/26 (Call 05/15/26)	2,793	2,668,293
		12,815,331
Commercial Services — 0.8%
Global Payments Inc.
1.20%, 03/01/26 (Call 02/01/26)	3,555	3,162,848
4.80%, 04/01/26 (Call 01/01/26)	2,834	2,814,729
GXO Logistics Inc., 1.65%, 07/15/26 (Call 06/15/26)	1,468	1,278,584
PayPal Holdings Inc., 2.65%, 10/01/26 (Call 08/01/26)(a)	4,794	4,524,625
		11,780,786
Computers — 5.1%
Apple Inc.
0.70%, 02/08/26 (Call 01/08/26)	6,523	5,879,441
2.05%, 09/11/26 (Call 07/11/26)	5,184	4,811,996
2.45%, 08/04/26 (Call 05/04/26)(a)	6,102	5,757,603
3.25%, 02/23/26 (Call 11/23/25)	8,299	8,062,727
CGI Inc., 1.45%, 09/14/26 (Call 08/14/26)	2,035	1,823,055
Dell International LLC/EMC Corp.
4.90%, 10/01/26 (Call 08/01/26)	4,943	4,922,783
6.02%, 06/15/26 (Call 03/15/26)	12,829	13,195,525
DXC Technology Co., 1.80%, 09/15/26 (Call 08/15/26)	2,110	1,864,396
Fortinet Inc., 1.00%, 03/15/26 (Call 02/15/26)	2,265	2,016,303
Genpact Luxembourg SARL/Genpact USA Inc., 1.75%, 04/10/26 (Call 03/10/26)	985	889,652
Hewlett Packard Enterprise Co., 1.75%, 04/01/26
(Call 03/01/26)	3,084	2,812,053
HP Inc., 1.45%, 06/17/26 (Call 05/17/26)(a)	3,075	2,744,653
International Business Machines Corp.
3.30%, 05/15/26(a)	8,790	8,484,547
3.45%, 02/19/26(a)	4,195	4,079,386
Kyndryl Holdings Inc., 2.05%, 10/15/26 (Call 09/15/26)	2,210	1,905,595
Western Digital Corp., 4.75%, 02/15/26 (Call 11/15/25)(a)	5,725	5,529,720
		74,779,435

Schedule of Investments (unaudited) (continued)	iShares® iBonds® Dec 2026 Term Corporate ETF
January 31, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Cosmetics & Personal Care — 0.6%
Procter & Gamble Co. (The)
1.00%, 04/23/26(a)	$2,739	$2,481,726
2.45%, 11/03/26	2,916	2,746,551
2.70%, 02/02/26(a)	1,510	1,448,845
4.10%, 01/26/26	700	699,790
Unilever Capital Corp., 2.00%, 07/28/26	2,011	1,861,160
		9,238,072
Diversified Financial Services — 4.4%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
1.75%, 01/30/26 (Call 12/30/25)	3,258	2,924,609
2.45%, 10/29/26 (Call 09/29/26)	11,050	9,933,066
4.45%, 04/03/26 (Call 02/03/26)	2,048	1,982,669
Air Lease Corp.
1.88%, 08/15/26 (Call 07/15/26)	3,805	3,393,147
2.88%, 01/15/26 (Call 12/15/25)	4,726	4,434,926
3.75%, 06/01/26 (Call 04/01/26)	2,400	2,303,184
Aircastle Ltd., 4.25%, 06/15/26 (Call 04/15/26)	2,086	2,010,946
American Express Co.
1.65%, 11/04/26 (Call 10/04/26)(a)	3,920	3,544,464
3.13%, 05/20/26 (Call 04/20/26)	3,062	2,928,129
Ameriprise Financial Inc., 2.88%, 09/15/26
(Call 06/15/26)(a)	2,205	2,078,720
Brookfield Finance Inc., 4.25%, 06/02/26 (Call 03/02/26)(a)	1,343	1,321,807
Capital One Financial Corp., 3.75%, 07/28/26
(Call 06/28/26)(a)	4,372	4,187,064
Charles Schwab Corp. (The)
0.90%, 03/11/26 (Call 02/11/26)(a)	4,059	3,635,484
1.15%, 05/13/26 (Call 04/13/26)	2,463	2,213,449
3.45%, 02/13/26 (Call 11/13/25)(a)	1,175	1,145,836
Discover Financial Services, 4.50%, 01/30/26
(Call 11/30/25)(a)	2,216	2,191,181
Invesco Finance PLC, 3.75%, 01/15/26	2,075	2,039,746
Legg Mason Inc., 4.75%, 03/15/26	1,548	1,557,954
Mastercard Inc., 2.95%, 11/21/26 (Call 08/21/26)	2,504	2,399,057
Nasdaq Inc., 3.85%, 06/30/26 (Call 03/30/26)	1,477	1,441,700
Nomura Holdings Inc.
1.65%, 07/14/26	3,450	3,064,807
5.71%, 01/09/26	250	253,310
Synchrony Financial, 3.70%, 08/04/26 (Call 05/04/26)(a)	1,896	1,769,214
Western Union Co. (The), 1.35%, 03/15/26
(Call 02/15/26)(a)	2,490	2,219,412
		64,973,881
Electric — 5.1%
AEP Transmission Co. LLC, 3.10%, 12/01/26
(Call 09/01/26)	1,350	1,285,915
AES Corp. (The), 1.38%, 01/15/26 (Call 12/15/25)	3,075	2,770,390
Ameren Corp., 3.65%, 02/15/26 (Call 11/15/25)	1,371	1,332,777
Baltimore Gas & Electric Co., 2.40%, 08/15/26
(Call 05/15/26)(a)	736	687,365
Black Hills Corp., 3.95%, 01/15/26 (Call 07/15/25)	1,205	1,170,055
CenterPoint Energy Houston Electric LLC, Series Z, 2.40%, 09/01/26 (Call 06/01/26)	1,196	1,114,229
CenterPoint Energy Inc., 1.45%, 06/01/26 (Call 05/01/26)	1,690	1,527,405
Cleco Corporate Holdings LLC, 3.74%, 05/01/26
(Call 02/01/26)	1,877	1,790,320
CMS Energy Corp., 3.00%, 05/15/26 (Call 02/15/26)	861	814,015
Commonwealth Edison Co., 2.55%, 06/15/26
(Call 03/15/26)	1,550	1,460,084
Dominion Energy Inc.
Series A, 1.45%, 04/15/26 (Call 03/15/26)	2,215	2,000,189
Series D, 2.85%, 08/15/26 (Call 05/15/26)	1,458	1,366,161
Security	Par (000)	Value

Electric (continued)
DTE Energy Co., 2.85%, 10/01/26 (Call 07/01/26)(a)	$1,781	$1,665,930
Duke Energy Carolinas LLC, 2.95%, 12/01/26
(Call 09/01/26)(a)	1,649	1,574,778
Duke Energy Corp., 2.65%, 09/01/26 (Call 06/01/26)	4,684	4,381,976
Emera U.S. Finance LP, 3.55%, 06/15/26 (Call 03/15/26)	2,006	1,902,210
Enel Americas SA, 4.00%, 10/25/26 (Call 07/25/26)(a)	1,370	1,338,394
Entergy Arkansas LLC, 3.50%, 04/01/26 (Call 01/01/26)	1,408	1,371,969
Entergy Corp., 2.95%, 09/01/26 (Call 06/01/26)	2,543	2,398,634
Entergy Louisiana LLC, 2.40%, 10/01/26 (Call 07/01/26)(a)	1,470	1,353,253
Evergy Kansas Central Inc., 2.55%, 07/01/26
(Call 04/01/26)	404	377,049
Eversource Energy, Series U, 1.40%, 08/15/26
(Call 07/15/26)(a)	1,240	1,110,941
Exelon Corp., 3.40%, 04/15/26 (Call 01/15/26)	3,222	3,096,858
Fortis Inc./Canada, 3.06%, 10/04/26 (Call 07/04/26)	2,969	2,784,863
Georgia Power Co., 3.25%, 04/01/26 (Call 01/01/26)	752	721,123
ITC Holdings Corp., 3.25%, 06/30/26 (Call 03/30/26)	1,425	1,353,793
National Rural Utilities Cooperative Finance Corp., 1.00%, 06/15/26 (Call 05/15/26)	1,873	1,672,964
Pacific Gas and Electric Co.
2.95%, 03/01/26 (Call 12/01/25)	1,971	1,840,027
3.15%, 01/01/26(a)	5,661	5,359,891
PPL Capital Funding Inc., 3.10%, 05/15/26
(Call 02/15/26)(a)	2,168	2,056,500
Public Service Electric & Gas Co.
0.95%, 03/15/26 (Call 02/15/26)	1,441	1,299,379
2.25%, 09/15/26 (Call 06/15/26)(a)	1,583	1,465,652
San Diego Gas & Electric Co., 2.50%, 05/15/26
(Call 02/15/26)	1,695	1,590,486
Sierra Pacific Power Co., 2.60%, 05/01/26 (Call 02/01/26)	1,861	1,754,644
Southern California Edison Co., Series 2020-C, 1.20%, 02/01/26 (Call 01/01/26)	1,111	1,000,111
Southern Co. (The), 3.25%, 07/01/26 (Call 04/01/26)	5,242	4,988,025
Southern Power Co., 0.90%, 01/15/26 (Call 12/15/25)	1,078	967,559
Southwestern Electric Power Co.
Series K, 2.75%, 10/01/26 (Call 07/01/26)	1,352	1,256,711
Series N, 1.65%, 03/15/26 (Call 02/15/26)	1,635	1,488,422
Virginia Electric & Power Co.
Series A, 3.15%, 01/15/26 (Call 10/15/25)	1,775	1,721,022
Series B, 2.95%, 11/15/26 (Call 08/15/26)	1,655	1,562,022
WEC Energy Group Inc., 4.75%, 01/09/26 (Call 12/09/25)	200	200,444
Xcel Energy Inc., 3.35%, 12/01/26 (Call 06/01/26)	1,635	1,562,913
		74,537,448
Electrical Components & Equipment — 0.2%
Emerson Electric Co., 0.88%, 10/15/26 (Call 09/15/26)	2,853	2,519,969

Electronics — 1.4%
Agilent Technologies Inc., 3.05%, 09/22/26
(Call 06/22/26)(a)	1,262	1,195,076
Avnet Inc., 4.63%, 04/15/26 (Call 01/15/26)	2,158	2,112,768
Flex Ltd., 3.75%, 02/01/26 (Call 01/01/26)	2,140	2,070,429
Fortive Corp., 3.15%, 06/15/26 (Call 03/15/26)(a)	3,412	3,244,846
Honeywell International Inc., 2.50%, 11/01/26
(Call 08/01/26)	4,553	4,289,837
Hubbell Inc., 3.35%, 03/01/26 (Call 12/01/25)	1,558	1,497,986
Jabil Inc., 1.70%, 04/15/26 (Call 03/15/26)	2,050	1,851,949
TD SYNNEX Corp., 1.75%, 08/09/26 (Call 07/09/26)	2,495	2,174,966
Tyco Electronics Group SA, 3.70%, 02/15/26
(Call 11/15/25)	1,280	1,255,834
Vontier Corp., 1.80%, 04/01/26 (Call 03/01/26)	1,833	1,594,362
		21,288,053

Schedule of Investments (unaudited) (continued)	iShares® iBonds® Dec 2026 Term Corporate ETF
January 31, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Environmental Control — 0.1%
Republic Services Inc., 2.90%, 07/01/26 (Call 04/01/26)	$1,764	$1,669,009

Food — 1.6%
Bestfoods, Series E, 7.25%, 12/15/26(a)	894	989,122
Flowers Foods Inc., 3.50%, 10/01/26 (Call 07/01/26)(a)	1,205	1,151,353
Hershey Co. (The), 2.30%, 08/15/26 (Call 05/15/26)	1,546	1,440,702
Ingredion Inc., 3.20%, 10/01/26 (Call 07/01/26)	1,008	959,949
Kellogg Co., 3.25%, 04/01/26	2,202	2,125,833
Kraft Heinz Foods Co., 3.00%, 06/01/26 (Call 03/01/26)	5,580	5,312,328
Kroger Co. (The)
2.65%, 10/15/26 (Call 07/15/26)	2,520	2,355,998
3.50%, 02/01/26 (Call 11/01/25)(a)	2,411	2,337,344
McCormick & Co. Inc./MD, 0.90%, 02/15/26 (Call 01/15/26)	1,903	1,698,998
Sysco Corp., 3.30%, 07/15/26 (Call 04/15/26)	2,661	2,556,795
Tyson Foods Inc., 4.00%, 03/01/26 (Call 01/01/26)(a)	2,993	2,945,082
		23,873,504
Gas — 0.3%
National Fuel Gas Co., 5.50%, 01/15/26 (Call 12/15/25)	1,792	1,799,670
Southern California Gas Co., Series TT, 2.60%, 06/15/26
(Call 03/15/26)	1,455	1,365,779
Southern Co. Gas Capital Corp., 3.25%, 06/15/26
(Call 03/15/26)	970	924,750
		4,090,199
Hand & Machine Tools — 0.2%
Regal Rexnord Corp., 6.05%, 02/15/26(a)	250	253,752
Stanley Black & Decker Inc., 3.40%, 03/01/26
(Call 01/01/26)(a)	2,553	2,457,569
		2,711,321
Health Care - Products — 0.8%
Abbott Laboratories, 3.75%, 11/30/26 (Call 08/30/26)	5,298	5,230,715
Baxter International Inc., 2.60%, 08/15/26 (Call 05/15/26)	2,055	1,914,890
Stryker Corp., 3.50%, 03/15/26 (Call 12/15/25)	3,530	3,424,277
Zimmer Biomet Holdings Inc., 3.05%, 01/15/26
(Call 12/15/25)	2,071	1,972,006
		12,541,888
Health Care - Services — 1.9%
Elevance Health Inc., 1.50%, 03/15/26 (Call 02/15/26)	2,608	2,377,661
HCA Inc.
5.25%, 06/15/26 (Call 12/15/25)	4,277	4,284,570
5.38%, 09/01/26 (Call 03/01/26)	3,690	3,711,402
5.88%, 02/15/26 (Call 08/15/25)(a)	4,215	4,284,337
Laboratory Corp. of America Holdings, 1.55%, 06/01/26
(Call 05/01/26)(a)	1,675	1,507,768
Providence St Joseph Health Obligated Group, Series H, 2.75%, 10/01/26 (Call 07/01/26)(a)	790	746,155
Quest Diagnostics Inc., 3.45%, 06/01/26 (Call 03/01/26)	2,083	2,006,117
UnitedHealth Group Inc.
1.15%, 05/15/26 (Call 04/15/26)	2,787	2,524,938
1.25%, 01/15/26(a)	1,382	1,273,762
3.10%, 03/15/26(a)	3,610	3,492,061
Universal Health Services Inc., 1.65%, 09/01/26	2,200	1,937,144
		28,145,915
Holding Companies - Diversified — 2.2%
Ares Capital Corp.
2.15%, 07/15/26 (Call 06/15/26)	3,227	2,822,657
3.88%, 01/15/26 (Call 12/15/25)	3,788	3,567,690
Bain Capital Specialty Finance Inc.
2.55%, 10/13/26 (Call 09/13/26)	945	827,763
2.95%, 03/10/26 (Call 02/10/26)	1,027	929,774
Barings BDC Inc., 3.30%, 11/23/26 (Call 10/23/26)	1,070	945,901
Security	Par (000)	Value

Holding Companies - Diversified (continued)
Blackstone Private Credit Fund, 2.63%, 12/15/26
(Call 11/15/26)	$4,022	$3,459,805
Blackstone Secured Lending Fund
2.75%, 09/16/26 (Call 08/16/26)	2,140	1,898,630
3.63%, 01/15/26 (Call 12/15/25)	2,565	2,393,196
FS KKR Capital Corp., 3.40%, 01/15/26 (Call 12/15/25)	3,186	2,911,367
Goldman Sachs BDC Inc., 2.88%, 01/15/26 (Call 12/15/25)	1,876	1,758,450
Golub Capital BDC Inc., 2.50%, 08/24/26 (Call 07/24/26)	1,598	1,402,133
Main Street Capital Corp., 3.00%, 07/14/26
(Call 06/14/26)(a)	1,713	1,509,256
Owl Rock Capital Corp.
3.40%, 07/15/26 (Call 06/15/26)(a)	3,228	2,920,533
4.25%, 01/15/26 (Call 12/15/25)	1,670	1,572,121
OWL Rock Core Income Corp., 3.13%, 09/23/26
(Call 08/23/26)(a)	1,190	1,040,560
Prospect Capital Corp.
3.36%, 11/15/26 (Call 10/15/26)(a)	895	783,465
3.71%, 01/22/26 (Call 12/22/25)(a)	1,280	1,169,395
Sixth Street Specialty Lending Inc., 2.50%, 08/01/26
(Call 07/01/26)	851	761,466
		32,674,162
Home Builders — 0.3%
DR Horton Inc., 1.30%, 10/15/26 (Call 09/15/26)	2,052	1,807,648
Lennar Corp., 5.25%, 06/01/26 (Call 12/01/25)(a)	1,391	1,407,413
PulteGroup Inc., 5.50%, 03/01/26 (Call 12/01/25)	1,893	1,913,577
		5,128,638
Household Products & Wares — 0.1%
Kimberly-Clark Corp., 2.75%, 02/15/26	1,540	1,475,443

Insurance — 2.7%
Aflac Inc.
1.13%, 03/15/26 (Call 02/15/26)	1,340	1,208,975
2.88%, 10/15/26 (Call 07/15/26)	1,167	1,105,149
Allstate Corp. (The), 3.28%, 12/15/26 (Call 09/15/26)	1,528	1,474,657
American International Group Inc., 3.90%, 04/01/26
(Call 01/01/26)	2,695	2,640,076
Arch Capital Finance LLC, 4.01%, 12/15/26 (Call 09/15/26)	1,530	1,516,720
Berkshire Hathaway Inc., 3.13%, 03/15/26 (Call 12/15/25)	7,351	7,141,496
Chubb INA Holdings Inc., 3.35%, 05/03/26 (Call 02/03/26)	4,390	4,258,168
CNA Financial Corp., 4.50%, 03/01/26 (Call 12/01/25)(a)	1,935	1,927,957
Hanover Insurance Group Inc. (The), 4.50%, 04/15/26
(Call 01/15/26)	1,374	1,360,988
Lincoln National Corp., 3.63%, 12/12/26 (Call 09/15/26)(a)	1,155	1,110,937
Loews Corp., 3.75%, 04/01/26 (Call 01/01/26)	1,691	1,653,984
Manulife Financial Corp., 4.15%, 03/04/26(a)	3,633	3,592,674
Marsh & McLennan Companies Inc., 3.75%, 03/14/26
(Call 12/14/25)	1,938	1,900,790
Munich Re America Corp., Series B, 7.45%, 12/15/26(a)	30	32,744
Old Republic International Corp., 3.88%, 08/26/26
(Call 07/26/26)	1,847	1,773,822
Principal Financial Group Inc., 3.10%, 11/15/26
(Call 08/15/26)	1,188	1,121,341
Prudential Financial Inc., 1.50%, 03/10/26 (Call 02/10/26)	2,195	2,003,772
Reinsurance Group of America Inc., 3.95%, 09/15/26
(Call 06/15/26)	1,035	1,008,535
Trinity Acquisition PLC, 4.40%, 03/15/26 (Call 12/15/25)	1,664	1,638,158
Voya Financial Inc., 3.65%, 06/15/26	1,715	1,649,813
		40,120,756
Internet — 1.7%
Alphabet Inc., 2.00%, 08/15/26 (Call 05/15/26)(a)	6,442	5,995,247
Amazon.com Inc., 1.00%, 05/12/26 (Call 04/12/26)	8,575	7,723,331

Schedule of Investments (unaudited) (continued)	iShares® iBonds® Dec 2026 Term Corporate ETF
January 31, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Internet (continued)
Baidu Inc., 1.72%, 04/09/26 (Call 03/09/26)	$1,500	$1,345,425
Booking Holdings Inc., 3.60%, 06/01/26 (Call 03/01/26)	3,676	3,575,388
eBay Inc., 1.40%, 05/10/26 (Call 04/10/26)	3,233	2,916,780
Expedia Group Inc., 5.00%, 02/15/26 (Call 11/15/25)(a)	2,645	2,648,730
JD.com Inc., 3.88%, 04/29/26(a)	816	787,840
		24,992,741
Iron & Steel — 0.3%
ArcelorMittal SA, 4.55%, 03/11/26	1,165	1,151,486
Steel Dynamics Inc., 5.00%, 12/15/26 (Call 12/15/23)	1,638	1,624,667
Vale Overseas Ltd., 6.25%, 08/10/26	1,739	1,814,855
		4,591,008
Lodging — 0.2%
Hyatt Hotels Corp., 4.85%, 03/15/26 (Call 12/15/25)(a)	1,287	1,283,860
Marriott International Inc./MD, Series R, 3.13%, 06/15/26
(Call 03/15/26)	2,461	2,338,762
		3,622,622
Machinery — 1.3%
Caterpillar Financial Services Corp.
0.90%, 03/02/26	1,653	1,490,626
1.15%, 09/14/26	1,332	1,191,940
2.40%, 08/09/26	1,705	1,596,886
4.80%, 01/06/26	180	182,428
CNH Industrial Capital LLC
1.45%, 07/15/26 (Call 06/15/26)(a)	1,835	1,649,426
1.88%, 01/15/26 (Call 12/15/25)	1,818	1,682,850
John Deere Capital Corp.
0.70%, 01/15/26(a)	2,578	2,320,844
1.05%, 06/17/26(a)	1,497	1,348,857
1.30%, 10/13/26	1,170	1,049,736
2.25%, 09/14/26(a)	1,641	1,534,975
2.65%, 06/10/26	1,167	1,105,231
4.80%, 01/09/26	210	212,690
Westinghouse Air Brake Technologies Corp., 3.45%, 11/15/26 (Call 08/15/26)	2,584	2,439,529
Xylem Inc./NY, 3.25%, 11/01/26 (Call 08/01/26)(a)	1,380	1,312,297
		19,118,315
Manufacturing — 0.7%
3M Co., 2.25%, 09/19/26 (Call 06/19/26)(a)	2,151	2,003,140
Illinois Tool Works Inc., 2.65%, 11/15/26 (Call 08/15/26)	3,484	3,299,069
Teledyne Technologies Inc., 1.60%, 04/01/26
(Call 03/01/26)(a)	1,748	1,596,309
Textron Inc., 4.00%, 03/15/26 (Call 12/15/25)(a)	1,170	1,141,698
Trane Technologies Luxembourg Finance SA, 3.50%, 03/21/26 (Call 01/21/26)	1,727	1,659,733
		9,699,949
Media — 1.7%
Comcast Corp., 3.15%, 03/01/26 (Call 12/01/25)	7,196	6,947,378
Discovery Communications LLC, 4.90%, 03/11/26
(Call 12/11/25)	2,097	2,079,385
Grupo Televisa SAB, 4.63%, 01/30/26 (Call 10/30/25)	675	665,300
Paramount Global, 4.00%, 01/15/26 (Call 10/15/25)	2,468	2,398,575
TCI Communications Inc., 7.88%, 02/15/26	1,479	1,622,922
Thomson Reuters Corp., 3.35%, 05/15/26 (Call 02/15/26)(a)	1,599	1,536,111
TWDC Enterprises 18 Corp.
1.85%, 07/30/26	2,581	2,370,649
3.00%, 02/13/26	2,116	2,032,355
Security	Par (000)	Value

Media (continued)
Walt Disney Co. (The)
1.75%, 01/13/26(a)	$4,332	$4,012,818
3.38%, 11/15/26 (Call 08/15/26)	2,109	2,030,292
		25,695,785
Mining — 0.1%
BHP Billiton Finance USA Ltd., 6.42%, 03/01/26(a)	715	757,635

Office & Business Equipment — 0.2%
CDW LLC/CDW Finance Corp., 2.67%, 12/01/26
(Call 11/01/26)	2,730	2,457,382

Oil & Gas — 3.2%
BP Capital Markets America Inc.
3.12%, 05/04/26 (Call 02/04/26)(a)	3,270	3,144,563
3.41%, 02/11/26 (Call 12/11/25)(a)	3,256	3,169,521
Chevron Corp., 2.95%, 05/16/26 (Call 02/16/26)(a)	7,508	7,218,492
Diamondback Energy Inc., 3.25%, 12/01/26
(Call 10/01/26)(a)	2,372	2,245,264
EOG Resources Inc., 4.15%, 01/15/26 (Call 10/15/25)	2,621	2,605,667
Exxon Mobil Corp.
2.28%, 08/16/26 (Call 06/16/26)(a)	3,655	3,419,070
3.04%, 03/01/26 (Call 12/01/25)	6,800	6,556,492
HF Sinclair Corp., 5.88%, 04/01/26 (Call 01/01/26)	2,483	2,503,063
Marathon Petroleum Corp., 5.13%, 12/15/26
(Call 09/15/26)	2,125	2,148,694
Ovintiv Exploration Inc., 5.38%, 01/01/26 (Call 10/01/25)	2,215	2,229,553
Phillips 66
1.30%, 02/15/26 (Call 01/15/26)(a)	1,831	1,665,111
3.55%, 10/01/26 (Call 07/01/26)(c)	1,393	1,326,038
Pioneer Natural Resources Co., 1.13%, 01/15/26
(Call 12/15/25)(a)	244	220,844
Shell International Finance BV
2.50%, 09/12/26	3,338	3,144,997
2.88%, 05/10/26	5,639	5,383,384
Valero Energy Corp., 3.40%, 09/15/26 (Call 06/15/26)	650	623,369
		47,604,122
Oil & Gas Services — 0.1%
Baker Hughes Holdings LLC/Baker Hughes Co-Obligor Inc.,
2.06%, 12/15/26 (Call 11/15/26)	1,533	1,396,532

Packaging & Containers — 0.6%
Amcor Finance USA Inc., 3.63%, 04/28/26 (Call 01/28/26)	1,775	1,704,692
Berry Global Inc., 1.57%, 01/15/26 (Call 12/15/25)(a)	4,604	4,158,333
WRKCo Inc., 4.65%, 03/15/26 (Call 01/15/26)	2,951	2,941,026
		8,804,051
Pharmaceuticals — 5.3%
AbbVie Inc.
2.95%, 11/21/26 (Call 09/21/26)	11,599	11,003,159
3.20%, 05/14/26 (Call 02/14/26)	5,803	5,575,290
Astrazeneca Finance LLC, 1.20%, 05/28/26 (Call 04/28/26)	4,190	3,786,503
AstraZeneca PLC, 0.70%, 04/08/26 (Call 03/08/26)	4,052	3,616,410
Bristol-Myers Squibb Co., 3.20%, 06/15/26 (Call 04/15/26)	5,813	5,631,867
Cigna Corp.
1.25%, 03/15/26 (Call 02/15/26)	2,890	2,606,693
4.50%, 02/25/26 (Call 11/27/25)	3,434	3,422,737
CVS Health Corp.
2.88%, 06/01/26 (Call 03/01/26)	5,428	5,135,919
3.00%, 08/15/26 (Call 06/15/26)	2,346	2,218,753
Johnson & Johnson, 2.45%, 03/01/26 (Call 12/01/25)	6,173	5,892,499
McKesson Corp., 1.30%, 08/15/26 (Call 07/15/26)	2,025	1,807,373
Merck & Co. Inc., 0.75%, 02/24/26 (Call 01/24/26)(a)	4,321	3,888,382

Schedule of Investments (unaudited) (continued)	iShares® iBonds® Dec 2026 Term Corporate ETF
January 31, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Pharmaceuticals (continued)
Pfizer Inc.
2.75%, 06/03/26	$4,056	$3,880,740
3.00%, 12/15/26	5,019	4,833,197
Shire Acquisitions Investments Ireland DAC, 3.20%, 09/23/26 (Call 06/23/26)(a)	8,897	8,501,173
Utah Acquisition Sub Inc., 3.95%, 06/15/26
(Call 03/15/26)(a)	6,957	6,630,160
		78,430,855
Pipelines — 2.7%
Boardwalk Pipelines LP, 5.95%, 06/01/26 (Call 03/01/26)	970	994,968
Enbridge Inc.
1.60%, 10/04/26 (Call 09/04/26)	1,635	1,461,968
4.25%, 12/01/26 (Call 09/01/26)	2,270	2,224,146
Energy Transfer LP
3.90%, 07/15/26 (Call 04/15/26)	1,823	1,755,348
4.75%, 01/15/26 (Call 10/15/25)(a)	3,533	3,507,527
Enterprise Products Operating LLC
3.70%, 02/15/26 (Call 11/15/25)	3,115	3,046,844
5.05%, 01/10/26	10	10,147
Kinder Morgan Inc., 1.75%, 11/15/26 (Call 10/15/26)	1,073	962,921
Magellan Midstream Partners LP, 5.00%, 03/01/26
(Call 12/01/25)	2,344	2,360,103
MPLX LP, 1.75%, 03/01/26 (Call 02/01/26)(a)	5,216	4,748,073
ONEOK Inc., 5.85%, 01/15/26 (Call 12/15/25)	1,906	1,954,260
Plains All American Pipeline LP/PAA Finance Corp., 4.50%, 12/15/26 (Call 09/15/26)(a)	2,426	2,371,172
Sabine Pass Liquefaction LLC, 5.88%, 06/30/26
(Call 12/31/25)	4,892	5,004,027
Spectra Energy Partners LP, 3.38%, 10/15/26
(Call 07/15/26)	2,173	2,069,131
TransCanada PipeLines Ltd., 4.88%, 01/15/26
(Call 10/15/25)	3,091	3,104,631
Transcontinental Gas Pipe Line Co. LLC, 7.85%, 02/01/26
(Call 11/01/25)(a)	3,857	4,165,521
		39,740,787
Real Estate — 0.2%
CBRE Services Inc., 4.88%, 03/01/26 (Call 12/01/25)	2,479	2,472,728

Real Estate Investment Trusts — 5.7%
Alexandria Real Estate Equities Inc.
3.80%, 04/15/26 (Call 02/15/26)	1,165	1,137,844
4.30%, 01/15/26 (Call 10/15/25)	1,055	1,043,406
American Tower Corp.
1.45%, 09/15/26 (Call 08/15/26)	2,295	2,031,970
1.60%, 04/15/26 (Call 03/15/26)	2,125	1,919,895
3.38%, 10/15/26 (Call 07/15/26)	3,067	2,909,356
4.40%, 02/15/26 (Call 11/15/25)(a)	1,627	1,608,403
AvalonBay Communities Inc.
2.90%, 10/15/26 (Call 07/15/26)	946	883,914
2.95%, 05/11/26 (Call 02/11/26)(a)	1,860	1,758,053
Boston Properties LP
2.75%, 10/01/26 (Call 07/01/26)	3,144	2,889,210
3.65%, 02/01/26 (Call 11/03/25)	3,273	3,157,790
Brixmor Operating Partnership LP, 4.13%, 06/15/26
(Call 03/15/26)	1,950	1,873,814
Corporate Office Properties LP, 2.25%, 03/15/26
(Call 02/15/26)	1,422	1,288,645
Crown Castle Inc.
1.05%, 07/15/26 (Call 06/15/26)(a)	3,108	2,742,033
3.70%, 06/15/26 (Call 03/15/26)	2,407	2,321,118
4.45%, 02/15/26 (Call 11/15/25)(a)	2,878	2,844,989
CubeSmart LP, 3.13%, 09/01/26 (Call 06/01/26)	954	899,164
Security	Par (000)	Value

Real Estate Investment Trusts (continued)
EPR Properties, 4.75%, 12/15/26 (Call 09/15/26)	$700	$657,510
Equinix Inc.
1.45%, 05/15/26 (Call 04/15/26)	2,009	1,803,078
2.90%, 11/18/26 (Call 09/18/26)	2,062	1,920,815
ERP Operating LP, 2.85%, 11/01/26 (Call 08/01/26)(a)	1,318	1,239,790
Essex Portfolio LP, 3.38%, 04/15/26 (Call 01/15/26)	1,917	1,826,115
Federal Realty Investment Trust, 1.25%, 02/15/26
(Call 01/15/26)(a)	1,706	1,526,938
GLP Capital LP/GLP Financing II Inc., 5.38%, 04/15/26
(Call 01/15/26)	2,960	2,956,922
Healthcare Realty Holdings LP, 3.50%, 08/01/26
(Call 05/01/26)	2,077	1,964,593
Healthpeak Properties Inc., 3.25%, 07/15/26
(Call 05/15/26)	1,952	1,863,789
Host Hotels & Resorts LP, Series F, 4.50%, 02/01/26
(Call 11/01/25)(a)	1,000	979,220
Kimco Realty Corp., 2.80%, 10/01/26 (Call 07/01/26)	1,510	1,403,334
Kite Realty Group LP, 4.00%, 10/01/26 (Call 07/01/26)(a)	1,245	1,169,304
LifeStorage LP/CA, 3.50%, 07/01/26 (Call 04/01/26)	1,842	1,752,368
Mid-America Apartments LP, 1.10%, 09/15/26
(Call 08/15/26)	1,040	920,005
National Retail Properties Inc., 3.60%, 12/15/26
(Call 09/15/26)(a)	955	909,915
Omega Healthcare Investors Inc., 5.25%, 01/15/26
(Call 10/15/25)	1,576	1,568,057
Prologis LP
3.25%, 06/30/26 (Call 03/30/26)(a)	1,163	1,121,144
3.25%, 10/01/26 (Call 07/01/26)	970	936,351
Public Storage
0.88%, 02/15/26 (Call 01/15/26)	2,738	2,470,771
1.50%, 11/09/26 (Call 10/09/26)	1,085	981,556
Realty Income Corp.
0.75%, 03/15/26 (Call 02/15/26)	1,030	910,860
4.13%, 10/15/26 (Call 07/15/26)(a)	1,963	1,935,341
4.88%, 06/01/26 (Call 03/01/26)	1,969	1,980,538
Sabra Health Care LP, 5.13%, 08/15/26 (Call 05/15/26)(a)	1,635	1,579,148
Simon Property Group LP
3.25%, 11/30/26 (Call 08/30/26)	2,315	2,201,658
3.30%, 01/15/26 (Call 10/15/25)	2,942	2,829,763
SITE Centers Corp., 4.25%, 02/01/26 (Call 11/01/25)	991	951,687
Spirit Realty LP, 4.45%, 09/15/26 (Call 06/15/26)(a)	1,205	1,170,139
Tanger Properties LP, 3.13%, 09/01/26 (Call 06/01/26)	1,104	1,019,147
UDR Inc., 2.95%, 09/01/26 (Call 06/01/26)(a)	745	698,631
Ventas Realty LP
3.25%, 10/15/26 (Call 07/15/26)	1,351	1,271,588
4.13%, 01/15/26 (Call 10/15/25)	1,388	1,360,934
Vornado Realty LP, 2.15%, 06/01/26 (Call 05/01/26)(a)	1,505	1,309,982
Welltower Inc., 4.25%, 04/01/26 (Call 01/01/26)	2,218	2,176,146
WP Carey Inc., 4.25%, 10/01/26 (Call 07/01/26)(a)	963	946,552
		83,623,293
Retail — 2.3%
AutoZone Inc., 3.13%, 04/21/26 (Call 01/21/26)(a)	1,645	1,571,205
Home Depot Inc. (The)
2.13%, 09/15/26 (Call 06/15/26)(a)	3,313	3,072,046
3.00%, 04/01/26 (Call 01/01/26)	4,319	4,158,204
Lowe’s Companies Inc., 2.50%, 04/15/26 (Call 01/15/26)	4,771	4,497,049
McDonald’s Corp., 3.70%, 01/30/26 (Call 10/30/25)	5,291	5,203,328
O’Reilly Automotive Inc., 3.55%, 03/15/26 (Call 12/15/25)	1,667	1,623,491
Ross Stores Inc., 0.88%, 04/15/26 (Call 03/15/26)	1,457	1,296,526
Starbucks Corp., 2.45%, 06/15/26 (Call 03/15/26)(a)	1,819	1,709,205
Target Corp., 2.50%, 04/15/26(a)	3,499	3,326,184

Schedule of Investments (unaudited) (continued)	iShares® iBonds® Dec 2026 Term Corporate ETF
January 31, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Retail (continued)
TJX Companies Inc. (The), 2.25%, 09/15/26 (Call 06/15/26)	$3,604	$3,354,423
Walgreens Boots Alliance Inc., 3.45%, 06/01/26
(Call 03/01/26)	2,661	2,555,332
Walmart Inc., 3.05%, 07/08/26 (Call 05/08/26)(a)	1,760	1,707,376
		34,074,369
Semiconductors — 2.0%
Analog Devices Inc., 3.50%, 12/05/26 (Call 09/05/26)	3,613	3,508,151
Broadcom Inc., 3.46%, 09/15/26 (Call 07/15/26)	2,856	2,730,050
Intel Corp., 2.60%, 05/19/26 (Call 02/19/26)	3,661	3,466,381
Lam Research Corp., 3.75%, 03/15/26 (Call 01/15/26)	2,511	2,461,282
Marvell Technology Inc., 1.65%, 04/15/26 (Call 03/15/26)	1,915	1,724,802
Micron Technology Inc., 4.98%, 02/06/26 (Call 12/06/25)	1,745	1,754,039
NVIDIA Corp., 3.20%, 09/16/26 (Call 06/16/26)	3,360	3,249,423
NXP BV/NXP Funding LLC, 5.35%, 03/01/26
(Call 01/01/26)	1,730	1,743,269
NXP BV/NXP Funding LLC/NXP USA Inc., 3.88%, 06/18/26 (Call 04/18/26)	2,569	2,479,830
Skyworks Solutions Inc., 1.80%, 06/01/26 (Call 05/01/26)	1,583	1,412,970
Texas Instruments Inc., 1.13%, 09/15/26 (Call 08/15/26)	1,820	1,633,778
TSMC Arizona Corp., 1.75%, 10/25/26 (Call 09/25/26)(a)	3,890	3,511,270
		29,675,245
Software — 3.2%
Activision Blizzard Inc., 3.40%, 09/15/26 (Call 06/15/26)	3,437	3,317,117
Broadridge Financial Solutions Inc., 3.40%, 06/27/26
(Call 03/27/26)	2,127	2,032,476
Electronic Arts Inc., 4.80%, 03/01/26 (Call 12/01/25)(a)	1,390	1,400,050
Fidelity National Information Services Inc., 1.15%, 03/01/26 (Call 02/01/26)	3,876	3,459,834
Fiserv Inc., 3.20%, 07/01/26 (Call 05/01/26)	6,160	5,854,402
Microsoft Corp., 2.40%, 08/08/26 (Call 05/08/26)	10,387	9,799,304
Oracle Corp.
1.65%, 03/25/26 (Call 02/25/26)	7,743	7,062,313
2.65%, 07/15/26 (Call 04/15/26)	8,591	8,046,073
Roper Technologies Inc., 3.80%, 12/15/26 (Call 09/15/26)(a)	2,156	2,093,347
VMware Inc., 1.40%, 08/15/26 (Call 07/15/26)	4,675	4,142,704
		47,207,620
Telecommunications — 2.7%
AT&T Inc.
1.70%, 03/25/26 (Call 03/25/23)	7,835	7,182,501
2.95%, 07/15/26 (Call 04/15/26)(a)	1,721	1,638,289
3.88%, 01/15/26 (Call 10/15/25)	1,506	1,481,076
Cisco Systems Inc.
2.50%, 09/20/26 (Call 06/20/26)(a)	3,660	3,462,323
2.95%, 02/28/26	2,996	2,891,140
Rogers Communications Inc., 2.90%, 11/15/26
(Call 08/15/26)	1,446	1,347,079
T-Mobile USA Inc.
1.50%, 02/15/26 (Call 01/15/26)	2,910	2,655,259
2.25%, 02/15/26 (Call 02/15/23)	5,350	4,959,290
2.63%, 04/15/26 (Call 04/15/23)	3,795	3,545,744
Verizon Communications Inc.
1.45%, 03/20/26 (Call 02/20/26)	6,045	5,505,786
2.63%, 08/15/26(a)	5,900	5,540,218
		40,208,705
Security	Par/ Shares (000)	Value

Toys, Games & Hobbies — 0.1%
Hasbro Inc., 3.55%, 11/19/26 (Call 09/19/26)	$1,739	$1,656,919

Transportation — 1.6%
Canadian National Railway Co., 2.75%, 03/01/26
(Call 12/01/25)	2,174	2,071,735
Canadian Pacific Railway Co., 1.75%, 12/02/26
(Call 11/02/26)	3,245	2,937,439
CSX Corp., 2.60%, 11/01/26 (Call 08/01/26)(a)	2,221	2,081,610
FedEx Corp., 3.25%, 04/01/26 (Call 01/01/26)	2,977	2,871,912
JB Hunt Transport Services Inc., 3.88%, 03/01/26
(Call 01/01/26)(a)	2,636	2,587,234
Norfolk Southern Corp., 2.90%, 06/15/26 (Call 03/15/26)(a)	1,660	1,575,390
Ryder System Inc.
1.75%, 09/01/26 (Call 08/01/26)	1,290	1,156,653
2.90%, 12/01/26 (Call 10/01/26)	1,348	1,248,585
Union Pacific Corp., 2.75%, 03/01/26 (Call 12/01/25)(a)	1,720	1,642,084
United Parcel Service Inc., 2.40%, 11/15/26
(Call 08/15/26)(a)	1,537	1,449,360
Walmart Inc., 1.05%, 09/17/26 (Call 08/17/26)	4,100	3,675,117
		23,297,119
Trucking & Leasing — 0.1%
GATX Corp., 3.25%, 09/15/26 (Call 06/15/26)	1,675	1,582,992

Venture Capital — 0.1%
Hercules Capital Inc., 2.63%, 09/16/26 (Call 08/16/26)(a)	1,025	893,318

Total Long-Term Investments — 98.6%
(Cost: $1,527,093,017)		1,453,519,427

Short-Term Securities

Money Market Funds — 3.6%
BlackRock Cash Funds: Institutional, SL Agency Shares, 4.56%(d)(e)(f)	50,327	50,357,662
BlackRock Cash Funds: Treasury, SL Agency Shares, 4.18%(d)(e)	3,027	3,027,000

Total Short-Term Securities — 3.6%
(Cost: $53,342,263)		53,384,662

Total Investments — 102.2%
(Cost: $1,580,435,280)		1,506,904,089

Liabilities in Excess of Other Assets — (2.2)%		(32,623,450)

Net Assets — 100.0%		$1,474,280,639

(a)	All or a portion of this security is on loan.

(b)	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.

(c)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)	Affiliate of the Fund.

(e)	Annualized 7-day yield as of period end.

(f)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Schedule of Investments (unaudited) (continued)	iShares® iBonds® Dec 2026 Term Corporate ETF
January 31, 2023

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended January 31, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 10/31/22	Purchases at Cost	Proceeds from Sale		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 01/31/23	Shares Held at 01/31/23 (000)	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$52,922,169	$—	$(2,609,318	)(a)	$5,009	$39,802	$50,357,662	50,327	$45,022	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	6,767,000	—	(3,740,000	)(a)	—	—	3,027,000	3,027	22,318		1
					$5,009	$39,802	$53,384,662		$67,340		$1

(a)	Represents net amount purchased (sold).

(b)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

●	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

●	Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

●	Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Corporate Bonds & Notes	$—	$1,453,519,427	$—	$1,453,519,427
Short-Term Securities
Money Market Funds	53,384,662	—	—	53,384,662
	$53,384,662	$1,453,519,427	$—	$1,506,904,089